Note 6 - Note Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes Tables
Schedule of Debt [Table Text Block]
Year Ending December 31,
2016 (remaining 9 months)	$1,530
2017	2,124
2018	1,161
2019	34
Total payments	4,849
Less: Amount representing interest	(315)
Present value of obligations	4,534
Less: Unamortized debt discount	(342)
4,192
Less: Notes payable, current portion	4,192
Note payable, noncurrent portion	$-

Year Ending December 31,
2016	$1,894
2017	2,124
2018	1,161
2019	34
Total payments	5,213
Less: Amount representing interest	(380)
Present value of obligations	4,833
Less: Notes payable, current portion	4,833
Note payable, noncurrent portion	$-